Trade Receivables, Net (Details) - Schedule of trade receivables net - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Trade Receivables Net [Abstract]
Customers	$ 1,043	$ 971
Less expected credit loss	(450)	(464)
Total	$ 593	$ 507